CRAWFORD DIVIDEND GROWTH FUND

Supplement to the Prospectus dated April 30, 2013

Supplement dated June 28, 2013

Effective June 26, 2013, Class R shares of the Fund are not available for purchase.

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This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated April 30, 2013 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 431-1716